Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Statement [Line Items]
Net Income		$ 1,365	$ 4,756	$ 2,275	$ 9,054	$ 5,595
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) losses in the period	[1]	(8)	6	(5)	(30)	(33)
Other comprehensive income net of tax OCI debt financial assets		(10)	(232)	17	(332)	(43)
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	546	(2,433)	218	(2,365)	(392)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period	[3]	(80)	(111)	(116)	(329)	(279)
Other comprehensive income net of tax cash flow hedges		466	(2,544)	102	(2,694)	(671)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(77)	322	521	1,053	(1,914)
Unrealized gains (losses) on hedges of net foreign operations	[4]	(25)	(64)	(139)	(217)	398
Reclassification to earnings of net losses related to divestitures (Note 12)	[5]	0	0	0	29	0
Other comprehensive income, net of taxes, translation of net foreign operations		(102)	258	382	865	(1,516)
Items that will not be reclassified to net income
Unrealized gains (losses) on fair value through OCI equity securities arising during the period	[6]	(1)	0	7	1	7
Gains (losses) on remeasurement of pension and other employee future benefit plans	[7]	(95)	444	54	511	765
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[8]	415	538	22	1,019	(220)
Items that will not be reclassified to net income		319	982	83	1,531	552
Other Comprehensive Income (Loss), net of taxes		673	(1,536)	584	(630)	(1,678)
Total Comprehensive Income		2,038	3,220	2,859	8,424	3,917
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[9]	$ (2)	$ (238)	$ 22	$ (302)	$ (10)

[1]	Net of income tax provision (recovery) of $3 million, $(2) million, $2 million for the three months ended, and $11 million, $11 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $(208) million, $878 million, $(72) million for the three months ended, and $842 million, $147 million for the nine months ended, respectively.
[3]	Net of income tax provision of $29 million, $40 million, $41 million for the three months ended, and $119 million, $100 million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $12 million, $23 million, $50 million for the three months ended, and $83 million, $(145) million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of na, na, na for the three months ended, and $nil million, na for the nine months ended, respectively.
[6]	Net of income tax (provision) recovery of $1 million, $(1) million, $(2) million for the three months ended, and $nil million, $(2) million for the nine months ended, respectively.
[7]	Net of income tax (provision) recovery of $35 million, $(160) million, $(26) million for the three months ended, and $(185) million, and $(283) million for the nine months ended, respectively.
[8]	Net of income tax (provision) recovery of $(152) million, $(194) million, and $(9) million, for the three months ended, and $(370) million, and $79 million for the nine months ended, respectively.
[9]	Net of income tax (provision) recovery of $nil million, $84 million, $(7) million for the three months ended, and $105 million, $5 million for the nine months ended, respectively.